PREPAID LAND USE RIGHTS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amortization expense	$ 561,735	$ 567,312	$ 662,677
Amortization expense, 2016	561,735
Amortization expense, 2017	561,735
Amortization expense, 2018	561,735
Amortization expense, 2019	561,735
Amortization expense, 2020	$ 561,735
Subsidiary Five [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Prepaid land use rights		4,465,743
Accumulated amortization		$ 523,530